Fair Value Measurement - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Expected term (years) [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.2	4.4
Expected term (years) [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.6	4.9
Expected term (years) [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.7	5
Expected term (years) [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.7	5
Expected term (years) [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0.7	0.9
Expected term (years) [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			4.6
Expected term (years) [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			5
Expected term (years) [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		5
Expected term (years) [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		5
Expected term (years) [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		1
Risk-free interest rate [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	3.9	4.4
Risk-free interest rate [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	3.9	4.2
Risk-free interest rate [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	3.9	4.3
Risk-free interest rate [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	3.9	4.3
Risk-free interest rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.2	4.2
Risk-free interest rate [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			4.4
Risk-free interest rate [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			4.2
Risk-free interest rate [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.3
Risk-free interest rate [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.3
Risk-free interest rate [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.3
Expected volatility [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8	114.2
Expected volatility [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8	114.2
Expected volatility [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8	114.2
Expected volatility [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8	114.2
Expected volatility [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	160.8	156.2
Expected volatility [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			113.8
Expected volatility [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			113.8
Expected volatility [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		113.8
Expected volatility [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		113.8
Expected volatility [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		157.5
Expected dividend yield [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0	0
Expected dividend yield [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0	0
Expected dividend yield [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0	0
Expected dividend yield [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0	0
Expected dividend yield [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0	0
Expected dividend yield [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			0
Expected dividend yield [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement			0
Expected dividend yield [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		0
Expected dividend yield [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		0
Expected dividend yield [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		0
Probability of a Fundamental Event [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10	10
Probability of a Fundamental Event [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		10
Conversion discount [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10	10
Conversion discount [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		10
Interest Rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10	10
Interest Rate [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		10
Redemption premium [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	50,000	50,000
Redemption premium [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		50,000